Other Comprehensive Income (Loss) - Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gain on sale of securities	$ 1,786	$ 94	$ 32
Other operating expenses	(13,001)	(9,096)	(9,288)
Income taxes	(7,017)	(4,940)	(5,683)
Net income	40,546	32,192	33,878
Reclassification out of Accumulated Other Comprehensive Loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(189)	(154)	(98)
Unrealized Gains (Losses) on Available-for-Sale Securities [Member] | Reclassification out of Accumulated Other Comprehensive Loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gain on sale of securities	1	94	32
Income taxes		(20)	(7)
Net income	1	74	25
Accumulated Defined Benefit Plans Adjustment, Actuarial Losses [Member] | Reclassification out of Accumulated Other Comprehensive Loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other operating expenses	(240)	(289)	(156)
Income taxes	50	61	33
Net income	$ (190)	$ (228)	$ (123)